Performance Management - Allspring Funds ETF Class	Jun. 30, 2026
High Yield Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +7.35% Lowest Quarter: March 31, 2022 -6.86% Year-to-date total return as of September 30, 2026 is -2.45%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
ETF Class (before taxes)[1]	10/20/2026	2.57%	1.47%	3.14%
ETF Class (after taxes on distributions)	10/20/2026	2.56%	1.41%	2.66%
ETF Class (after taxes on distributions and the sale of Fund Shares)	10/20/2026	3.44%	2.06%	2.92%
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.46%	2.18%	4.35%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.25%	0.80%	2.34%
[1]
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
High Yield Municipal Bond Fund | ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is -2.45%
Bar Chart, Year to Date Return	(2.45%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	7.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(6.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Large Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +20.25% Lowest Quarter: March 31, 2020 -23.50% Year-to-date total return as of September 30, 2026 is 17.23%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
ETF Class (before taxes)[1]	12/9/2026	17.87%	16.13%	14.08%
ETF Class (after taxes on distributions)	12/9/2026	15.54%	13.18%	11.25%
ETF Class (after taxes on distributions and the sale of Fund Shares)	12/9/2026	11.88%	12.27%	10.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		17.88%	14.42%	14.82%
[2]
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
Large Cap Core Fund | ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is 17.23%
Bar Chart, Year to Date Return	17.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	20.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(23.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Premier Large Company Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +31.24% Lowest Quarter: June 30, 2022 -21.63% Year-to-date total return as of September 30, 2026 is 3.10%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
ETF Class (before taxes)[1]	12/9/2026	16.95%	10.27%	14.97%
ETF Class (after taxes on distributions)	12/9/2026	11.18%	5.89%	10.91%
ETF Class (after taxes on distributions and the sale of Fund Shares)	12/9/2026	13.78%	7.27%	11.24%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		18.56%	15.32%	18.13%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[3]
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
Premier Large Company Growth Fund | ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is 3.10%
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	31.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(21.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Short-Term High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +5.48% Lowest Quarter: March 31, 2020 -5.86% Year-to-date total return as of September 30, 2026 is 1.73%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
ETF Class (before taxes)[1]	10/20/2026	6.77%	4.57%	4.37%
ETF Class (after taxes on distributions)	10/20/2026	4.23%	2.35%	2.53%
ETF Class (after taxes on distributions and the sale of Fund Shares)	10/20/2026	3.96%	2.52%	2.54%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)		7.22%	4.50%	4.99%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		7.58%	0.06%	2.44%
[4]
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
Short-Term High Income Fund | ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is 1.73%
Bar Chart, Year to Date Return	1.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	5.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(5.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Strategic Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2023 +4.50% Lowest Quarter: March 31, 2022 -4.00% Year-to-date total return as of September 30, 2026 is -1.95%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
Strategic Municipal Bond Fund | ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is -1.95%
Bar Chart, Year to Date Return	(1.95%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2023
Highest Quarterly Return	4.50%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	(4.00%)
Lowest Quarterly Return, Date	Mar. 31, 2022

[1]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.

[2]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.

[3]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.

[4]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect ETF Class expenses. The Institutional Class annual returns are substantially similar to what the ETF Class annual returns would be because the Institutional Class and ETF Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.